Significant accounting policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Significant accounting policies
Significant accounting policies
Basis of consolidation
The Consolidated Financial Statements comprise the financial statements of the Parent Company and entities controlled by the Group. Control exists when the Group has:

•	Power over an investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns.
All intra-group balances and transactions are eliminated on consolidation.
The assets, liabilities and results of those businesses acquired or disposed of are consolidated for the period during which they were under the Group’s control.
Foreign currencies
Within the Group’s subsidiaries, transactions in foreign currencies are translated to the subsidiary’s functional currency at the exchange rates ruling on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the subsidiary’s functional currency at the relevant rates of exchange ruling on the last day of the period. On consolidation:

•
The assets and liabilities of foreign operations, including goodwill, of the Group’s subsidiaries with a functional currency other than US dollars are translated into US dollars at the relevant rates of exchange ruling on the last day of the period. The revenues and expenses of foreign operations are translated into US dollars at average rates of exchange for the period. The exchange differences arising on retranslation are taken to the currency translation reserve; and

•
Exchange differences arising from the translation of borrowings that are designated as a hedge against a net investment in a foreign operation are taken to the currency translation reserve. The Group treats specific intercompany loan balances, which are not intended to be repaid in the foreseeable future, as part of its net investment. On disposal of a foreign operation, the cumulative amount recognised in the currency translation reserve relating to that particular foreign operation is recycled against the gain or loss on disposal.

Revenue recognition
Revenue is recognised at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
Fee business revenue
Under franchise agreements, the Group’s performance obligation is to provide a licence to use IHG’s trademarks and other intellectual property. Franchise royalty fees are typically charged as a percentage of hotel gross rooms revenues and are treated as variable consideration, recognised as the underlying hotel revenues occur.
Under management agreements, the Group’s performance obligation is to provide hotel management services and a licence to use IHG’s trademarks and other intellectual property. Base and incentive management fees are typically charged. Base management fees are typically a percentage of total hotel revenues and incentive management fees are generally based on the hotel’s profitability or cash flows. Both are treated as variable consideration. Like franchise fees, base management fees are recognised as the underlying hotel revenues occur. Incentive management fees are recognised over time when it is considered highly probable that the related performance criteria for each annual period will be met, provided there is no expectation of a subsequent reversal of the revenue.
Application and
re-licensing
fees are not considered to be distinct from the franchise performance obligation and are recognised over the life of the related contract.
Franchise and management agreements also contain a promise to provide technology support and network services to hotels. A monthly technology fee, based on either gross rooms revenues or the number of rooms in the hotel, is charged and recognised over time as these services are delivered. Technology fee income is included in Central revenue.
Technical service fees are received in relation to design and engineering support provided prior to opening of certain hotel properties. These services are a distinct performance obligation and the fees are recognised as revenue over the pre-opening
period in line with the Group’s assessment of the stage of completion of the project, based on the latest expectation of hotel opening date and its knowledge and experience of the pattern of work performed on comparable projects.
IHG’s global insurance programme provides coverage to managed hotels for risks such as US workers’ compensation, employee and general liability. Premiums are payable by the hotels to the third-party insurance provider. As some of the risk is reinsured by the Group’s captive insurance company (the
‘
Captive’), SCH Insurance Company, premiums paid from the third-party insurance provider to the Captive are recognised within Central revenue as earned. This insurance revenue is outside the scope of IFRS 15.
Deferred revenue
Deferred revenue is recognised when payment is received before the related performance obligation is satisfied.
Contract assets
Amounts paid to hotel owners to secure management and franchise agreements (‘key money’) are treated as consideration payable to a customer. A contract asset is recorded which is recognised as a deduction to revenue over the initial term of the contract. Where loans are provided to an owner the difference, if any, between the face and market value of the loan on inception is recognised as a contract asset.
Typically, contract assets are not financial assets as they represent amounts paid by the Group at the beginning of a contract, and so are tested for impairment based on value in use rather than with reference to expected credit losses. Contract assets are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If carrying values exceed the recoverable amount, determined by reference to estimated future cash flows discounted to their present value using a pre-tax
discount rate, the contract assets are written down to the recoverable amount.
In limited cases, the Group may provide performance guarantees to third-party hotel owners to secure management agreements. The expected value of payments under performance guarantees reduces the overall transaction price and is recognised as a deduction to revenue over the term of the contract.
Contract costs
Certain costs incurred to secure management and franchise agreements, typically developer commissions, are capitalised and amortised as an expense over the initial term of the related contract. These costs are presented as contract costs in the Group statement of financial position.
Contract costs are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If carrying values exceed the recoverable amount determined by reference to estimated future cash flows discounted to their present value using a pre-tax
discount rate, the contract costs are written down to the recoverable amount.
Revenue from owned, leased and managed lease hotels
At its owned, leased and managed lease hotels, the Group’s performance obligation is to provide accommodation and other goods and services to guests. Revenue includes rooms revenue and food and beverage sales, which are recognised when the rooms are occupied and food and beverages are sold. Guest deposits received in advance of hotel stays are recorded as deferred revenue on the balance sheet. They are recognised as revenue along with any balancing payment from the guest when the associated stay occurs, or are returned to the customer in the event of a cancellation.
Cost reimbursements
In a managed property, the Group typically acts as employer of the general manager and, in some cases, other employees at the hotel and is entitled to reimbursement of these costs. The performance obligation is satisfied over time as the employees perform their duties, consistent with when reimbursement is received. Reimbursements for these services are shown as revenue with an equal matching employee cost, with no profit impact.
Certain other costs relating to both managed and franchised hotels are also contractually reimbursable to IHG and, where IHG is deemed to be acting as principal in the provision of the related services, the revenue and cost are shown on a gross basis.
System Fund and other
co-brand
revenues
The Group operates a System Fund (the ‘Fund’) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation System and hotel loyalty programme. The Fund also benefits from proceeds from the sale of loyalty points under third-party co-branding
arrangements. The Fund is not managed to generate a profit or loss for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
Under both franchise and management agreements, the Group is required to provide marketing and reservations services, as well as other centrally managed programmes. These services are provided by the Fund and are funded by assessment fees. Costs are incurred and allocated to the Fund in accordance with the principles agreed with the IHG Owners Association. The Group acts as principal in the provision of the services as the related expenses primarily comprise payroll and marketing expenses under contracts entered into by the Group. The assessment fees from hotel owners are generally levied as a percentage of hotel revenues and are recognised as those hotel revenues occur.
Certain travel agency commission revenues within the Fund are recognised on a net basis, where it has been determined that IHG is acting as agent.
In respect of the loyalty programme
,
IHG Rewards, the related performance obligation is to arrange for the provision of future benefits to members on consumption of previously earned reward points. Members have a choice of benefits: reward nights at an IHG hotel or other goods or services provided by third parties. Under its franchise and management agreements, IHG receives assessment fees based on total qualifying hotel revenue from IHG Rewards members’ hotel stays.
The Group’s performance obligation is not satisfied in full until the member has consumed the points at a participating hotel or selected a reward from a third-party. Accordingly, loyalty assessments are deferred in an amount that reflects the stand-alone selling price of the future benefit to the member. Revenue is impacted by a ‘breakage’ estimate of the number of points that will never be consumed. On an annual basis, the Group engages an external actuary who uses statistical formulae to assist in formulating this estimate, which is adjusted to reflect actual experience up to the reporting date.
As materially all of the points will be either consumed at IHG managed or franchised hotels owned by third parties, or exchanged for awards provided by third parties, IHG is deemed to be acting as agent on consumption and therefore recognises the related revenue net of the cost of reimbursing the hotel or third-party that is providing the benefit.
Performance obligations under the Group’s
co-brand
credit card agreements comprise:

a)	Arranging for the provision of future benefits to members who have earned points or free night certificates;

b)	Marketing services; and

c)	Providing the co-brand partner with the right to access the loyalty programme.
Revenue from a) and b) are reported within System Fund revenues. Prior to 1 January 2020, revenue from co-brand
credit card agreements relating to the right to access the loyalty programme was recorded within the Fund. From 1 January 2020, this revenue is recorded within fee business revenue (see note 3).
Fees
from these agreements comprise fixed amounts normally payable at the beginning of the contract, and variable amounts paid on a monthly basis. Variable amounts are typically based on the number of points and free night certificates issued to members and the marketing services performed by the Group. Total fees are allocated to the performance obligations based on their estimated stand-alone selling prices. Revenue allocated to marketing and licensing obligations is recognised on a monthly basis as the obligation is satisfied. Revenue relating to points and free night certificates is recognised when the member has consumed the points or certificates at a participating hotel or has selected a reward from a third party, net of the cost of reimbursing the hotel or third party that is providing the benefit
.
Judgement is required in estimating the stand-alone selling prices which are based upon generally accepted valuation methodologies regarding the value of the licence provided and the number of points and certificates expected to be issued. However, the value of revenue recognised and the deferred revenue balance at the end of the year is not materially sensitive to changes in these assumptions.
Government grants
Government grants are recognised where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. Government grants relating to costs are recognised on a systematic basis within the Group income statement as an offset to the costs which the grants are intended to compensate. Government grants which are unrelated to costs are presented within other operating income.
Financial income and expenses
Financial income and expenses comprise income and charges on the Group’s financial assets and liabilities and related hedging instruments.
Finance charges relating to bank and other borrowings, including transaction costs and any discount or premium on issue, are recognised in the Group income statement using the effective interest rate method.
In the statement of cash flows, interest paid and received is presented within cash from operating activities, including any fees and discounts on issuance or settlement of borrowings.
Borrowing costs attributable to the acquisition or development of assets that necessarily take a substantial period of time to prepare for their intended use are capitalised as part of the asset cost.
Capitalised interest paid is presented within investing activities in the Group statement of cash flows.
Exceptional items
The Group discloses certain financial information both including and excluding exceptional items. The presentation of information excluding exceptional items allows a better understanding of the underlying trading performance of the Group and provides consistency with the Group’s internal management reporting. Exceptional items are identified by virtue of their size, nature, or incidence so as to facilitate comparison with prior periods and to assess underlying trends in the financial performance of the Group and its reportable segments; the tax effect of exceptional items is also presented as exceptional. In determining whether an event or transaction is exceptional, management considers quantitative as well as qualitative factors. All exceptional items are subject to review by the Audit Committee.
Examples of exceptional items that meet
this
definition and which have been presented as exceptional items in prior years include, but are not restricted to, gains and losses on the disposal of assets, impairment charges and reversals, the costs of individually significant legal cases or commercial disputes and reorganisation costs.
Earnings per share
Basic earnings or loss per ordinary share is calculated by dividing the profit or loss for the year available for IHG equity holders by the weighted average number of ordinary shares, excluding investment in own shares, in issue during the year.
Diluted earnings or loss per ordinary share is calculated by adjusting basic earnings or loss per ordinary share to reflect the notional exercise of the weighted average number of dilutive ordinary share awards outstanding during the year.
Business combinations and goodwill
On the acquisition of a business, identifiable assets acquired and liabilities assumed are measured at their fair value. Contingent liabilities assumed are measured at fair value unless this cannot be measured reliably, in which case they are not recognised but are disclosed in the same manner as other contingent liabilities.
The measurement of deferred tax assets and liabilities arising on acquisition is as described in the general principles detailed within the ‘Taxes’ accounting policy note on page 156 with the exception that no deferred tax is provided on taxable temporary differences in connection with the initial recognition of goodwill.
The cost of an acquisition is measured as the aggregate of the fair value of the consideration transferred. Contingent purchase consideration is measured at fair value on the date of acquisition and is re-measured
at fair value at each reporting date with changes in fair value recognised on the face of the Group income statement below operating profit. Deferred purchase consideration is measured at amortised cost and the effect of unwinding the discount is recorded in financial expenses.
Payments of contingent and deferred purchase consideration reduce the respective balance sheet liability. In respect of contingent purchase consideration, the portion of each payment relating to its original estimate of fair value on acquisition is reported within cash flow from investing activities in the Group statement of cash flows and the portion of each payment relating to the increase or decrease in the liability since the acquisition date is reported within cash flow from operati ng ac
tivit
i
es
. In respect of deferred purchase consideration, the cash paid in excess of the initial fair value is reported within interest paid, and the remainder is reported within cash flows from investing activities.
Goodwill is recorded at cost, being the difference between the fair value of the consideration and the fair value of net assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses and is not amortised.
Transaction costs are expensed and are not included in the cost of acquisition.
Intangible assets
Brands
Externally acquired brands are initially recorded at cost if separately acquired or fair value if acquired as part of a business combination, provided the brands are controlled through contractual or other legal rights, or are separable from the rest of the business. Brands are tested for impairment at least annually if determined to have indefinite lives.
The costs of developing internally generated brands are expensed as incurred.
Management agreements
Management agreements acquired as part of a business combination are initially recorded at the fair value attributed to those contracts on acquisition.
The value of management agreements is amortised on a straight-line basis over the contract lives, including any extension periods at the Group’s option.
Software
Acquired and internally developed software are capitalised on the basis of the costs incurred to acquire and bring to use the specific software. Following initial recognition, the asset is carried at cost less any accumulated amortisation and accumulated impairment losses. Costs are generally amortised over estimated useful lives of three to five years on a straight-line basis with the exception of the Guest Reservation System which is amortised over eight to 10 years (see page 176).
Internally generated development costs are capitalised and amortised over the estimated useful life of the asset when all of the following can be demonstrated:

•	The ability and intention to complete the project;

•	That the completed software will generate probable future economic benefits;

•	The availability of adequate technical, financial and other resources to complete the project; and

•	The ability to measure the expenditure.
Substantially all software is internally generated; amounts capitalised include internal and third-party labour and consultancy costs.
Costs incurred in the research phase before the above criteria are met are expensed.
Configuration and customisation costs relating to cloud computing arrangements that do not result in recognition of an intangible asset are expensed.
Property, plant and equipment
Property, plant and equipment are stated at cost less depreciation and any impairment.
Repairs and maintenance costs are expensed as incurred.
Land is not depreciated. All other property, plant and equipment are depreciated to a residual value over their estimated useful lives, namely:

•	Buildings – over a maximum of 50 years; and

•	Fixtures, fittings and equipment – three to 25 years.
All depreciation is charged on a straight-line basis. Residual value is reassessed annually.
Leases
On inception of a contract, the Group assesses whether it contains a lease. A contract contains a lease when it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to use the asset and the obligation under the lease to make payments are recognised in the Group statement of financial position as a right-of-use
asset and a lease liability.
Lease contracts may contain both lease and
non-lease
components. The Group allocates payments in the contract to the lease and non-lease
components based on their relative stand-alone prices and applies the lease accounting model only to lease components.
The
right-of-use
asset recognised at lease commencement includes the amount of lease liability recognised, initial direct costs incurred and lease payments made at or before the commencement date, less any lease incentives received.
Right-of-use
assets are depreciated to a residual value over the shorter of the asset’s estimated useful life and the lease term.
Right-of-use
assets are also adjusted for any
re-measurement
of lease liabilities and are subject to impairment testing. Residual value is reassessed annually.
The lease liability is initially measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including
‘in-substance
fixed’ payments) and variable lease payments that depend on an index or a rate (initially measured using the index or rate at commencement), less any lease incentives receivable.
‘In-substance
fixed’ payments are payments that may, in form, contain variability but that, in substance, are unavoidable. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.
The lease term includes periods subject to extension options which the Group is reasonably certain to exercise and excludes the effect of early termination options where the Group is reasonably certain that it will not exercise the option. Minimum lease payments include the cost of a purchase option if the Group is reasonably certain it will purchase the underlying asset after the lease term.
After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is re-measured
if there is a modification, a change in the lease term, a change in the
‘in-substance
fixed’ lease payments or as a result of a rent review or change in the relevant index or rate.
Variable lease payments that do not depend on an index or a rate are recognised as an expense in the period over which the event or condition that triggers the payment occurs.
The Group has opted not to apply the lease accounting model to intangible assets, leases of low-value
assets or leases which have a term of less than 12 months. Costs associated with these leases are recognised as an expense on a straight-line basis over the lease term.
Lease payments are presented as follows in the Group statement of cash flows:

•
Short-term lease payments, payments for leases of
low-value
assets and variable lease payments that are not included in the measurement of the lease liabilities are presented within cash flows from operating activities;

•	Payments for the interest element of recognised lease liabilities are included in interest paid within cash flows from operating activities; and

•	Payments for the principal element of recognised lease liabilities are presented within cash flows from financing activities.
Subleases of the Group’s assets are classified as operating leases when the risks and rewards of ownership are not substantially transferred to the sub-lessee.
Rental income arising is accounted for on a straight-line basis in the Group income statement. All of the Group’s sublease arrangements are classified as operating leases.
Associates and joint ventures
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies. A joint venture exists when two or more parties have joint control over, and rights to the net assets of, the venture. Joint control is the contractually agreed sharing of control which only exists when decisions about the relevant activities require the unanimous consent of the parties sharing control.
In determining the extent of power or significant influence, consideration is given to other agreements between the Group, the investee entity, and the investing partners, including any related management or franchise agreements and the existence of any performance guarantees.
Associates and joint ventures are accounted for using the equity method unless the associate or joint venture is classified as held for sale. Under the equity method, the Group’s investment is recorded at cost adjusted by the Group’s share of post-acquisition profits and losses, and other movements in the investee’s reserves, applying consistent accounting policies. When the Group’s share of losses exceeds its interest in an associate or joint venture, the Group’s carrying amount is reduced to $nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an associate or joint venture.
If there is objective evidence that an associate or joint venture is impaired, an impairment charge is recognised if the carrying amount of the investment exceeds its recoverable amount.
Upon loss of significant influence over an associate or joint control of a joint venture, any retained investment is measured at fair value with any difference to carrying value recognised in the Group income statement.
Impairment of
non-financial
assets
Non-financial
assets are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable and, in the case of goodwill and brands with indefinite lives, at least annually. Assets that do not generate independent cash flows are allocated to the cash-generating unit (‘CGU’), or group of CGUs, to which they belong. If carrying values exceed their estimated recoverable amount, the assets or CGUs are written down to the recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses, and any subsequent reversals, are recognised in the Group income statement.
With the exception of goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. A previously recognised impairment loss is reversed only if there has been a significant change in the assumptions used to determine the asset’s recoverable amount since the impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortisation, had no impairment loss been recognised for the asset in prior years.
Financial assets
On initial recognition, the Group classifies its financial assets as being subsequently measured at amortised cost, fair value through other comprehensive income (‘FVOCI’) or fair value through profit or loss (‘FVTPL’).
Financial assets which are held to collect contractual cash flows and give rise to cash flows that are solely payments of principal and interest are subsequently measured at amortised cost. Interest on these assets is calculated using the effective interest rate method and is recognised in the Group income statement as financial income. The Group recognises a provision for expected credit losses for financial assets held at amortised cost. Where there has not been a significant increase in credit risk since initial recognition, provision is made for defaults that are possible within the next 12 months. Where there has been a significant increase in credit risk since initial recognition, provision is made for credit losses expected over the remaining life of the asset.
The Group has elected to irrevocably designate equity investments as FVOCI as they mainly comprise strategic investments in entities that own hotels which the Group manages. Changes in the value of equity investments classified as FVOCI are recognised within gains or losses on equity instruments classified as fair value through other comprehensive income in the Group statement of comprehensive income and are never recycled to the Group income statement. On disposal of equity investments, any related balance within the fair value reserve is reclassified to retained earnings. Dividends from equity investments classified as FVOCI are recognised in the Group income statement as other operating income when the dividend has been declared, when receipt of the funds is probable and when the dividend is not a return of invested capital. Equity instruments classified as FVOCI are not subject to impairment assessment.
Financial assets measured at FVTPL include money market funds and other financial assets which do not have a fixed date of repayment.
Trade receivables
A trade receivable is recorded when the Group has an unconditional right to receive payment. In respect of franchise fees, base and incentive management fees, Central revenue and revenues from owned, leased and managed lease hotels, the invoice is typically issued as the related performance obligations are satisfied, as described on page 151. Trade receivables are non-interest-bearing
and are generally on payment terms of up to 30 days.
Trade receivables are recognised initially at fair value and subsequently measured at amortised cost. A provision for impairment is made for lifetime expected credit losses. The Group has established a provision matrix that is based on its historical credit loss experience by region and number of days past due. Where the historical experience is not relevant to defined owner groups, for example those with payment plans, the expected lifetime losses are calculated by reference to other sources of data.
Trade receivables are written off once determined to be uncollectable.
Cash and cash equivalents
Cash comprises cash in hand and demand deposits.
Cash and cash equivalents comprise short-term deposits, money market funds and repurchase agreements that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. They generally have an original maturity of three months or less.
Cash and cash equivalents may include amounts which are subject to regulatory or other contractual restrictions and not available for general use by the Group.
Cash balances are classified as other financial assets when subject to a specific charge or contractually ring-fenced for a specific purpose, such that the Group does not control the circumstances or timing of its release.
Money market funds
Money market funds are held at FVTPL, with distributions recognised in financial income.
Bank and other borrowings
Bank and other borrowings are initially recognised at the fair value of the consideration received less directly attributable transaction costs. They are subsequently measured at amortised cost.
Borrowings are classified as
non-current
when the repayment date is more than 12 months from the
period-end
date or where they are drawn on a facility with more than 12 months to expiry.
Derivative financial instruments and hedging
Derivatives are initially recognised and subsequently measured at fair value. The subsequent accounting treatment depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.
Changes in the fair value of derivatives which have either not been designated as hedging instruments or relate to the ineffective portion of hedges are recognised immediately within financial income or expenses in the Group income statement.
Documentation outlining the measurement and effectiveness of any hedging arrangement is maintained throughout the life of the hedge relationship.
Interest arising from currency derivatives and interest rate swaps is recorded in either financial income or expenses over the term of the agreement, unless the accounting treatment for the hedging relationship requires the interest to be taken to reserves.
Interest paid as presented within the Group statement of cash flows includes interest paid on the Group’s bonds and the related derivative financial instruments.
Cash flow hedges
Financial instruments are designated as cash flow hedges when they hedge exposure to variability in cash flows that are attributable to either a highly probable forecast transaction or a particular risk associated with a recognised asset or liability.
Changes in the fair value are recorded in other comprehensive income and cash flow hedge reserve
s
to the extent that the hedges are effective. When the hedged item is recognised, the cumulative gains and losses on the related hedging instrument are reclassified to the Group income statement, within financial expenses.
Net investment hedges
Financial instruments are designated as net investment hedges when they hedge the Group’s net investment in foreign operations.
Changes in the fair value are recorded in other comprehensive income and the currency translation reserve to the extent that the hedges are effective. The cumulative gains and losses remain in equity until the relevant foreign operation is sold, at which point they are reclassified to the Group income statement as part of the gain or loss on disposal.
Deferred compensation plan
The Group operates a deferred compensation plan in the US which allows certain employees to make additional provision for retirement through the deferral of salary with matching company contributions within a dedicated trust. The related assets and liabilities are recognised on the balance sheet. The Group’s obligation to employees under the plan is limited to the fair value of assets held by the plan and so the assets and liabilities are valued at the same amount, with no net impact on profit or loss.
Fair value measurement
The Group measures each of the following at fair value on a recurring basis:

•	Financial assets and liabilities at FVTPL;

•	Financial assets measured at FVOCI; and

•	Derivative financial instruments.
Other assets are measured at fair value when impaired or
re-measured
on classification as held for sale by reference to fair value less costs of disposal.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured by reference to the principal market for the asset or liability assuming that market participants act in their economic best interests.
The fair value of a
non-financial
asset assumes the asset is used in its highest and best use, either through continuing ownership or by selling it.
The Group uses valuation techniques that maximise the use of relevant observable inputs using the following valuation hierarchy:

Level 1:	Quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2:	Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3:	Techniques which use inputs which have a significant effect
on the recorded fair value that are not based on observable
market data.
For assets and liabilities measured at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Further disclosures on the particular valuation techniques used by the Group are provided in note 25.
Where significant assets (such as property) are valued by reference to fair value less costs of disposal, an external valuation will normally be obtained using professional valuers who have appropriate market knowledge, reputation and independence.
Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset and the net amount is reported in the Group statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis or to realise the assets and settle the liabilities simultaneously. To meet these criteria, the right of set-off
must not be contingent on a future event and must be legally enforceable in all of the following circumstances: the normal course of business; the event of default; and the event of insolvency or bankruptcy of the Group and all of the counterparties.
Taxes
Current tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.
Deferred tax
Deferred tax assets and liabilities are recognised in respect of temporary differences between the tax base and carrying value of assets and liabilities including property, plant and equipment, intangible assets, application fees, contract costs, unrelieved tax losses, associates, gains rolled over into replacement assets, deferred compensation and other short-term temporary differences.
Judgement is used when assessing the extent to which deferred tax assets, particularly in respect of tax losses, should be recognised. Deferred tax assets are therefore recognised to the extent that it is regarded as probable that there will be sufficient and suitable taxable profits (including the future release of deferred tax liabilities) in the relevant legal entity or tax group against which such assets can be utilised in the future. For this purpose, forecasts of future taxable profits are considered by assessing the Group’s forecast revenue and profit models, taking into account future growth predictions and operating cost assumptions.
Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period.
Where deferred tax assets and liabilities arise in the same entity, or group of entities, and there would be a legal right to offset the assets and liabilities were they to reverse, the assets and liabilities are also offset on the Group statement of financial position. Otherwise, the assets and liabilities are not offset.
Retirement benefits
Defined contribution plans
Payments to defined contribution schemes are charged to the Group income statement as they fall due.
Defined benefit plans
Plan assets are measured at fair value and plan liabilities are measured on an actuarial basis using the projected unit credit method, discounted at an interest rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The difference between the value of plan assets and liabilities at the period-end
date is the amount of surplus or deficit recorded in the Group statement of financial position as an asset or liability. An asset is recognised when the employer has an unconditional right to use the surplus at some point during the life of the plan or on its wind-up.
The service cost of providing pension benefits to employees, together with the net interest expense or income for the year, is charged to the Group income statement within administrative expenses. Net interest is calculated by applying the discount rate to the net defined benefit asset or liability, after any asset restriction. Past service costs and gains, which are the change in the present value of the defined benefit obligation for employee service in prior periods resulting from plan amendments, are recognised immediately when the plan amendment occurs. Settlement gains and losses, being the difference between the settlement cost and the present value of the defined benefit obligations being settled, are recognised when the settlement occurs.
Re-measurements
comprise actuarial gains and losses, the return on plan assets and changes in the amount of any asset restrictions. Actuarial gains and losses may result from differences between the actuarial assumptions underlying the plan liabilities and actual experience during the year or changes in the actuarial assumptions used in the valuation of the plan liabilities.
Re-measurement
gains and losses, and taxation thereon, are recognised in other comprehensive income and are not reclassified to profit or loss in subsequent periods.
Actuarial valuations are carried out on a regular basis and are updated for material transactions and other material changes in circumstances (including changes in market prices and interest rates) up to the end of the reporting period.
Provisions
Provisions are recognised when the Group has a present obligation as a result of a past event, it is probable that a payment will be made and a reliable estimate of the amount payable can be made. If the effect of the time value of money is material, the provision is discounted using a current pre-tax
discount rate that reflects the risks specific to the liability.
In respect of litigation, a provision is made when management consider it probable that payment may occur and the amount can be reliably estimated even though the defence of the related claim may still be ongoing through the court process.
Assets and liabilities held for sale
Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than continuing use and a sale is highly probable and expected to complete within one year. For a sale to be highly probable, management need to be committed to a plan to sell the asset and the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value.
Assets designated as held for sale are held at the lower of carrying amount at designation and fair value less costs of disposal.
Depreciation and amortisation is not charged against assets classified as held for sale.
Disposal of
non-current
assets
The Group recognises sales proceeds and any related gain or loss on disposal on completion of the sales process. In determining whether the gain or loss should be recorded, the Group considers whether it:

•	Has a continuing managerial involvement to the degree associated with asset ownership;

•	Has transferred the significant risks and rewards associated with asset ownership; and

•	Can reliably measure and will actually receive the proceeds.
Equity share capital and reserves
Equity share capital
Equity share capital includes the total net proceeds (both nominal value and share premium) on issue of the Company’s equity share capital. Share premium represents the amount of proceeds received for shares in excess of their nominal value.
Capital redemption reserve
The capital redemption reserve maintains the nominal value of the equity share capital of the Company when shares are repurchased or cancelled.
Shares held by employee share trusts
Shares held by employee share trusts comprise ordinary shares held by employee share trusts.
Other reserves
Other reserves comprise the merger and revaluation reserves previously recognised under UK GAAP, together with the reserve arising as a consequence of the Group’s capital reorganisation in June 2005. The revaluation reserve relates to the previous revaluations of property, plant and equipment which were included at deemed cost on adoption of IFRS. Following the change in presentational currency to US dollars in 2008, this reserve also includes exchange differences arising on retranslation to period-end
exchange rates of equity share capital, the capital redemption reserve and shares held by employee share trusts.
Fair value reserve
The fair value reserve comprises movements in the value of financial assets measured at fair value through other comprehensive income.
Cash flow hedge reserves
The cash flow hedge reserves comprise:

•	Cash flow hedge reserve: the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition in profit or loss; and

•	Cost of hedging reserve: the gain or loss which is excluded from the designated hedging instrument relating to the foreign currency basis spread of currency swaps.
Currency translation reserve
The currency translation reserve comprises the movement in exchange differences arising from the translation of foreign operations and exchange differences on foreign currency borrowings and derivative financial instruments that provide a hedge against net investments in foreign operations. On adoption of IFRS, cumulative exchange differences were deemed to be $nil.
Non-controlling
interest
A
non-controlling
interest is equity in a subsidiary of the Group not attributable, directly or indirectly, to the Group.
Share-based payments
The cost of equity-settled share-based payment transactions with employees is measured by reference to fair value at the date at which the right to the shares is granted. Fair value is determined by an external valuer using option pricing models.
The cost of equity-settled share-based payment transactions is recognised, together with a corresponding increase in equity, over the period in which any performance or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (vesting date).
The income statement charge for a period represents the movement in cumulative expense recognised at the beginning and end of that period. No expense is recognised for awards that do not ultimately vest, except for awards where vesting is conditional upon a market or non-vesting
condition, which are treated as vesting irrespective of whether or not the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
New accounting standards
Adoption of new accounting standards
The Group has applied the requirements of Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. The amendments provide additional guidance on the impact of new interest rate benchmarks on certain hedge relationships and on the measurement of certain financial assets and financial liabilities. The contractual cash flows of the Group’s derivatives are unchanged and there is no change in the Group’s risk management strategy or defined hedge accounting relationships. Valuing the Group’s derivatives within hedge relationships (see note 24) using overnight index swap (‘OIS’) rates instead of interbank rates does not have a material impact on the carrying amount of derivative financial liabilities or amounts recognised in the cash flow hedge reserve at 31 December 2021.
In addition, the Group has applied the amendments to IFRS 16 –
Covid-19
Related Rent Concessions beyond 30 June 2021. There was no material impact on the Group’s reported financial performance or position.
New standards issued but not yet effective
From 1 January 2022, the Group will apply the amendments to:

•	IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract;

•	IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use; and

•	Other existing standards arising from the Annual Improvements to IFRSs 2018 – 2020 cycle.
From 1 January 2023, the Group will apply the amendments to:

•	IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies;

•	IAS 8 – Definition of Accounting Estimates; and

•	IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction.
There is no anticipated material impact from these amendments on the Group’s reported financial performance or position.
The effective date for the amendment to IAS 1 – Classification of Liabilities as Current or
Non-Current
has been deferred to 1 January 2023. There is no anticipated material impact from these amendments on the Group’s reported financial performance or position.
The effective date for IFRS 17 ‘Insurance Contracts’ has been deferred to 1 January 2023. The Group has not yet determined the impact of this standard on the Group’s reported financial performance or position.